Accounts Receivable	12 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 — ACCOUNTS RECEIVABLE

Accounts receivable as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Accounts receivable	$9,502,209	$10,114,565
Less: allowance for doubtful accounts	(201,730)	(231,257)
Accounts receivable, net	$9,300,479	$9,883,308

The average accounts receivable turnover period was approximately 31 days and 25 days for the fiscal years ended June 30, 2025 and 2024, respectively.

Changes of allowance for doubtful accounts for the fiscal years ended June 30, 2025 and 2024 were as follows:

	2025	2024
Beginning balance	$(231,257)	$(167,691)
Provision adjustment for accounts receivable	32,871	(63,932)
Exchange difference	(3,344)	366
Ending balance	$(201,730)	$(231,257)